AMG GW&K Small/Mid Cap Core Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2026
	Shares	Value
Common Stocks - 99.1%
Consumer Discretionary - 12.6%
Burlington Stores, Inc.*	42,937	$13,970,841
Cavco Industries, Inc.*	26,375	12,773,149
Churchill Downs, Inc.	80,513	7,232,483
Dorman Products, Inc.*	78,468	8,188,921
Grand Canyon Education, Inc.*	46,713	7,942,611
Group 1 Automotive, Inc.	20,251	6,695,588
LCI Industries	40,226	4,946,993
Levi Strauss & Co., Class A	446,816	8,261,628
Planet Fitness, Inc., Class A*	72,078	5,361,162
Pool Corp.	18,798	3,803,399
Texas Roadhouse, Inc.	65,154	10,759,532

Total Consumer Discretionary		89,936,307
Consumer Staples - 3.5%
BJ's Wholesale Club Holdings, Inc.*	118,381	11,651,058
The Marzetti Company	37,029	5,122,222
Performance Food Group Co.*	99,009	8,481,111

Total Consumer Staples		25,254,391
Energy - 4.1%
Antero Resources Corp.*	164,939	7,000,011
Magnolia Oil & Gas Corp., Class A	290,264	9,163,635
Matador Resources Co.	96,617	6,104,262
Ovintiv, Inc.	119,426	7,089,127

Total Energy		29,357,035
Financials - 13.5%
Assurant, Inc.	40,705	8,865,956
Atlantic Union Bankshares Corp.	236,475	8,451,617
Cullen/Frost Bankers, Inc.	61,076	8,372,298
Glacier Bancorp, Inc.	141,884	6,337,958
Hamilton Lane, Inc., Class A	40,413	4,017,052
Kinsale Capital Group, Inc.	20,195	6,899,824
Pinnacle Financial Partners, Inc.	71,019	6,117,577
Piper Sandler Cos.	141,144	10,804,573
Stifel Financial Corp.	123,658	9,140,799
UMB Financial Corp.	66,975	7,554,110
Voya Financial, Inc.	164,788	11,258,316
Wintrust Financial Corp.	64,073	8,902,303

Total Financials		96,722,383
Health Care - 14.9%
Bio-Rad Laboratories, Inc., Class A*,1	25,616	7,140,460
Bridgebio Pharma, Inc.*,1	51,113	3,795,651
Crinetics Pharmaceuticals, Inc.*	124,666	4,527,869
	Shares	Value

Globus Medical, Inc., Class A*	118,140	$10,178,942
Halozyme Therapeutics, Inc.*	102,333	6,613,782
Insmed, Inc.*	75,842	12,401,684
Integer Holdings Corp.*	79,265	6,975,320
Ionis Pharmaceuticals, Inc.*	81,942	6,153,025
Jazz Pharmaceuticals PLC (Ireland)*	61,318	11,592,168
Medpace Holdings, Inc.*	19,810	9,512,564
Natera, Inc.*	30,866	6,172,891
Neurocrine Biosciences, Inc.*	78,459	10,336,189
Tandem Diabetes Care, Inc.*	285,887	5,480,454
Vericel Corp.*	172,718	5,556,338

Total Health Care		106,437,337
Industrials - 25.5%
Allegion PLC (Ireland)	42,956	6,241,077
API Group Corp.*	401,335	16,262,094
Applied Industrial Technologies, Inc.	32,850	8,715,762
Comfort Systems USA, Inc.	11,926	16,445,835
Curtiss-Wright Corp.	7,895	5,377,442
Federal Signal Corp.	87,038	9,412,289
Gates Industrial Corp. PLC*	434,314	9,819,840
ITT, Inc.	71,005	13,528,583
Lincoln Electric Holdings, Inc.	32,390	8,067,701
Moog, Inc., Class A	39,733	11,627,465
Nordson Corp.	41,445	11,026,857
Paylocity Holding Corp.*	43,471	4,696,607
Powell Industries, Inc.[1]	23,685	12,815,480
RBC Bearings, Inc.*	23,519	12,773,639
Schneider National, Inc., Class B1	183,571	4,838,932
Simpson Manufacturing Co., Inc.[1]	34,208	5,870,777
SiteOne Landscape Supply, Inc.*,1	60,080	7,997,249
SPX Technologies, Inc.*	53,198	10,636,408
Sterling Infrastructure, Inc.*,1	16,842	6,859,241

Total Industrials		183,013,278
Information Technology - 14.3%
Advanced Energy Industries, Inc.	47,563	15,349,056
Cognex Corp.	145,530	7,129,515
Coherent Corp.*	36,264	8,638,447
Credo Technology Group Holding, Ltd.*	29,688	2,786,813
Entegris, Inc.	93,574	10,970,616
Fabrinet (Thailand)*	8,716	4,545,568
Jabil, Inc.	44,338	11,777,503
MACOM Technology Solutions Holdings, Inc.*	76,184	16,918,181
Manhattan Associates, Inc.*	24,435	3,252,787

AMG GW&K Small/Mid Cap Core Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 14.3% (continued)
Novanta, Inc.*	71,385	$8,431,282
Procore Technologies, Inc.*,1	129,097	7,358,529
SailPoint, Inc.*	414,397	5,486,616

Total Information Technology		102,644,913
Materials - 4.8%
Eagle Materials, Inc.	41,580	7,877,331
Element Solutions, Inc.	329,205	11,239,059
Quaker Chemical Corp.[1]	53,018	6,586,426
RPM International, Inc.	88,764	8,823,141

Total Materials		34,525,957
Real Estate - 3.4%
Agree Realty Corp., REIT	89,511	6,747,339
EastGroup Properties, Inc., REIT	35,441	6,559,775
Healthpeak Properties, Inc., REIT	256,405	4,212,734
Sun Communities, Inc., REIT	53,902	6,789,496

Total Real Estate		24,309,344
Utilities - 2.5%
IDACORP, Inc.	75,576	10,805,101
	Shares	Value

Portland General Electric Co.	133,571	$7,048,541

Total Utilities		17,853,642

Total Common Stocks (Cost $524,402,922)		710,054,587

	Principal Amount
Short-Term Investments - 0.9%
Repurchase Agreements - 0.9%
Fixed Income Clearing Corp., dated 03/31/26, due 04/01/26, 3.350% total to be received $6,680,622 (collateralized by a U.S. Treasury Note, 1.375%, 11/15/31, totaling $6,813,605)	$6,680,000	6,680,000

Total Short-Term Investments (Cost $6,680,000)		6,680,000
Total Investments - 100.0% (Cost $531,082,922)		716,734,587
Other Assets, less Liabilities - 0.0%#		178,920
Net Assets - 100.0%		$716,913,507

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some of these securities, amounting to $21,275,777 or 3.0% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.

REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2026:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$710,054,587	—	—	$710,054,587
Short-Term Investments
Repurchase Agreements	—	$6,680,000	—	6,680,000
Total Investments in Securities	$710,054,587	$6,680,000	—	$716,734,587

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2026, there were no transfers in or out of Level 3.

AMG GW&K Small/Mid Cap Core Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2026, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$21,275,777	—	$20,793,356	$20,793,356
The following table summarizes the securities received as collateral for securities lending at March 31, 2026:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.875%	04/15/26-02/15/56
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.